Other current receivables	12 Months Ended
Dec. 31, 2018
Current receivables
Other current receivables

Note 21 Other current receivables

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Receivable from sold equipment	1,847	1,780	2,727
Receivable on Kazakhtelecom	—	548	405
VAT receivable	38	217	69
Receivable on Net4Mobility, joint operation in Sweden	171	166	144
Receivable on suppliers	208	134	193
Receivable on Svenska UMTS-nät, joint operation in Sweden	14	19	17
Derivatives	33	17	55
Current tax receivables	16	22	75
Prepayment T-Mobile Netherlands, Mobile site access	—	—	35
Other	86	38	26
Total other current receivables	2,413	2,941	3,746

Receivable from sold equipment consists of instalment which is referring to equipment sold, such as handsets and other equipment. The equipment  has been supplied to the customer and for which the revenue have been recognized. None of these receivables were due on the closing date. When the invoicing occurs, the amount invoiced is transferred from receivable from sold equipment to accounts receivable. The item also consists of effects of the time difference between  when the performance obligation is satisfied and revenue recognized for the goods or service and the payments to be received. The contract asset arises due to sales of bundles. For information regarding loss allowance please refer to Note 20.

Derivatives consists of currency deal contracts and fair value interest rate swaps valued at fair value. The effective part of the currency swaps was reported in the hedge reserve in other comprehensive income and the ineffective part was reported as other financial items in the income statement. Changes in the fair value of other currency deal contracts and fair value interest rate swaps were reported as other financial items and interest costs, respectively, in the income statement. The Group has derivative contracts which are covered by master netting agreements. That means a right exists to set off assets and liabilities with the same party, which is not reflected in the accounting where gross accounting is applied. For additional information please refer to Note 2.